Average Annual Total Returns - Transamerica JPMorgan Asset Allocation - Growth VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 1 Year	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 5 Years	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 10 Years
Total	24.74%	13.25%	9.75%	May 01, 2002	24.36%	12.96%	9.47%	May 01, 2003	22.18%	15.56%	13.69%